UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07215

Prudential Total Return Bond Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

800-225-1852

(Registrant’s telephone number, including area code)

Date of fiscal year end: 10/31/2011

Date of reporting period: 7/31/2011

Item 1.	Schedule of Investments

Prudential Total Return Bond Fund, Inc.

Schedule of Investments

as of July 31, 2011 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 97.1%
ASSET BACKED SECURITIES 14.5%
Non-Residential Mortgage Backed Securities 9.2%
		Ares CLO Funds (Cayman Islands),
		Ser. 2003-7AW, Class A1A, 144A,
Aaa	$ 221	0.618%, 05/08/15(a)	$ 218,462
		Ser. 2004-8A, Class A1A, 144A,
Aaa	913	0.685%, 02/26/16(a)	897,102
		Ser. 2005-10A, Class A3, 144A,
Aaa	235	0.487%, 09/18/17(a)	229,099
		Ser. 2011-16A, Class A, 144A,
Aaa	2,000	2.031%, 05/17/21(a)	2,011,000
		BA Credit Card Trust, Ser. 2006-C5, Class C5,
A3	1,500	0.587%, 01/15/16(a)	1,487,392
		Ballyrock CDO Ltd. (Cayman Islands), Ser. 2005-3A, Class A2, 144A,
Aa1	644	0.483%, 07/25/17(a)	626,341
		Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A,
Aa1	2,606	0.517%, 06/20/17(a)	2,542,589
		BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A2, 144A,
Aa2	2,923	0.507%, 05/25/17(a)	2,816,628
		Boston Harbor CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A,
Aa1	570	0.647%, 05/25/16(a)	554,348
		Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A,
Aaa	1,782	0.523%, 08/03/19(a)	1,720,051
		Citibank Credit Card Issuance Trust,
		Ser. 2003-C4, Class C4,
Baa2	1,630	5.000%, 06/10/15	1,732,600
		Ser. 2005-C2, Class C2,
Baa2	4,950	0.657%, 03/24/17(a)	4,841,763
		Ser. 2005-C3, Class C3,
Baa2	3,890	0.597%, 07/15/14(a)	3,869,823
		Ser. 2006-C1, Class C1,
Baa2	2,575	0.586%, 02/20/15(a)	2,552,358
		COA Tempus CLO Ltd., Ser. 2010-1A, Class A1, 144A,
Aaa	900	2.151%, 04/20/19(a)(b)	909,936

		CSAM Funding (Cayman Islands), Ser. 2001-1A, Class A2, 144A,
Aa1	2,060	0.743%, 03/29/16(a)	2,014,085
		Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A,
Aaa	1,000	0.461%, 04/20/19(a)(b)	964,200
		First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A,
Aaa	307	0.602%, 07/27/16(a)	303,770
		Four Corners CLO (Cayman Islands),
		Ser. 2005-1A, Class A3, 144A,
Aaa	1,518	0.547%, 03/26/17(a)	1,475,949
		Ser. 2006-3A, Class A, 144A,
A1	2,859	0.503%, 07/22/20(a)	2,708,817
		Fuel Trust, Sec’d. Notes, 144A,
Baa2	575	3.984%, 06/15/16(c)	580,190
Baa2	1,950	4.207%, 04/15/16	1,982,263
		GE Business Loan Trust, Ser. 2006-1A, Class D, 144A,
Baa3	112	1.187%, 05/15/34(a)	37,700
		Granite Ventures Ltd. (Cayman Islands),
		Ser. 2005-2A, Class A1, 144A,
Aaa	621	0.509%, 12/15/17(a)	611,753
		Ser. 2006-3A, Class A1, 144A,
Aa1	2,025	0.511%, 04/20/18(a)	1,995,692
		Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A,
Aaa	619	0.609%, 07/15/16(a)	610,164
		Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A,
Aa1	1,152	0.528%, 05/09/18(a)	1,112,968
		Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A,
Aaa	1,344	0.521%, 11/15/17(a)	1,290,086
		Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A,
Aaa	967	0.490%, 10/19/20(a)	926,142
		LCM LP (Cayman Islands),
		Ser. 2004-2A, Class A, 144A,
Aaa	644	0.573%, 10/22/16(a)	629,904
		Ser. 2005-3A, Class A, 144A,
Aaa	1,000	0.514%, 06/01/17(a)	965,000
		Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A,
A(d)	2,661	3.540%, 10/20/32	2,688,490
		MBNA Credit Card Master Note Trust,
		Ser. 2002-C1, Class C1,
A3	1,560	6.800%, 07/15/14	1,608,758
		Ser. 2002-C3, Class C3,
A3	800	1.537%, 10/15/14(a)	803,938

		Ser. 2004-C2, Class C2,
A3	10,000	1.087%, 11/15/16(a)	9,967,140
		Ser. 2006-C1, Class C1,
A3	2,600	0.607%, 07/15/15(a)	2,577,461
		Morningside Park CLO Ltd. (Cayman Islands), Ser. 2010-1A, Class A, 144A,
Aaa	2,000	1.849%, 10/14/20(a)	2,009,200
		Mountain Capital CLO Ltd. (Cayman Islands),
		Ser. 2004-3A, Class A1LA, 144A,
Aaa	314	0.676%, 02/15/16(a)	307,434
		Ser. 2005-4A, Class A1L, 144A,
Aa2	988	0.497%, 03/15/18(a)	948,049
		North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A,
Aa3	EUR 4,329	1.871%, 09/14/19(a)	5,816,134
		Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A,
Aa2	385	7.125%, 01/15/13	396,956
		Small Business Administration, Gtd. Notes., Ser. 2001-P10B, Class 1,
NR	43	6.344%, 08/10/11	42,696
		Small Business Administration Participation Certificates,
		Ser. 2001-20A, Class 1,
NR	275	6.290%, 01/01/21	302,240
		Ser. 2003-20I, Class 1,
NR	138	5.130%, 09/01/23	149,374
		Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A,
Aaa	2,619	0.547%, 03/21/17(a)	2,564,510
		Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A,
Aaa	4,200	0.523%, 11/01/18(a)	4,027,901
		Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A,
Aaa	305	0.609%, 08/22/16(a)	300,772
		Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A,
Aa2	661	0.752%, 01/21/16(a)(b)	644,019

			80,373,247

Residential Mortgage Backed Securities 5.3%
		ACE Securities Corp.,
		Ser. 2003-HE1, Class M1,
B2	1,577	1.162%, 11/25/33(a)	1,308,902
		Ser. 2003-OP1, Class M1,
Ba1	1,343	1.237%, 12/25/33(a)	1,097,122
		Ser. 2004-FM1, Class M1,
Baa3	476	1.087%, 09/25/33(a)	376,772
		Ser. 2004-OP1, Class M1,
Ba3	5,224	0.967%, 04/25/34(a)	3,889,607

		Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A3,
Aaa	529	0.667%, 06/25/34(a)	465,542
		Ameriquest Mortgage Securities, Inc.,
		Ser. 2001-2, Class M3,
Caa2	141	3.112%, 10/25/31(a)	103,480
		Ser. 2005-R11, Class A2D,
A3	350	0.517%, 01/25/36(a)	281,224
		Amortizing Residential Collateral Trust, Ser. 2002-BC8, Class A3,
A3	780	1.187%, 11/25/32(a)	666,683
		Argent Securities, Inc.,
		Ser. 2003-W2, Class M4,
Ba2	600	5.812%, 09/25/33(a)	396,627
		Ser. 2003-W10, Class M2,
Caa3	410	2.662%, 01/25/34(a)	263,488
		Ser. 2004-W6, Class M1,
Baa1	1,463	0.737%, 05/25/34(a)	1,162,514
		Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1,
Baa3	858	1.237%, 08/25/33(a)	718,903
		Asset Backed Securities Corp. Home Equity, Ser. 2003-HE3, Class M1,
A3	640	1.432%, 06/15/33(a)	507,738
		Bear Stearns Asset Backed Securities Trust,
		Ser. 2002-2, Class A2,
Aa3	175	1.387%, 10/25/32(a)	152,318
		Ser. 2004-HE2, Class M1,
Ba1	2,866	1.087%, 03/25/34(a)	2,301,503
		Ser. 2004-HE3, Class M2,
B1	1,064	1.912%, 04/25/34(a)	915,320
		CDC Mortgage Capital Trust,
		Ser. 2002-HE3, Class M2,
C	87	3.562%, 03/25/33(a)	10,868
		Ser. 2003-HE4, Class M1,
Baa1	4,378	1.162%, 03/25/34(a)	3,382,510
		Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2,
C	33	2.437%, 08/25/32(a)	18,839
		Equity One ABS, Inc., Ser. 2004-3, Class M1,
Baa1	272	5.700%, 07/25/34	224,697
		FBR Securitization Trust, Ser. 2005-2, Class M1,
B2	1,400	0.907%, 09/25/35(a)	978,810
		Fremont Home Loan Trust, Ser. 2003-B, Class M1,
Baa3	919	1.237%, 12/25/33(a)	691,734
		GSAMP Trust, Ser. 2004-FM1, Class M1,
Ba3	1,612	1.162%, 11/25/33(a)	1,358,878

		Home Equity Asset Trust,
		Ser. 2003-5, Class M1,
Ba3	466	1.237%, 12/25/33(a)	364,718
		Ser. 2004-2, Class M1,
Baa3	3,629	0.982%, 07/25/34(a)	2,795,892
		HSBC Home Equity Loan Trust,
		Ser. 2005-1, Class A,
Aaa	93	0.476%, 01/20/34(a)	81,962
		Ser. 2006-1, Class M1,
Aa1	840	0.466%, 01/20/36(a)	726,472
		Ser. 2007-2, Class A4,
A1	1,600	0.486%, 07/20/36(a)	1,277,258
		Ser. 2007-3, Class A4,
Aa2	250	1.686%, 11/20/36(a)	206,557
		HSI Asset Securitization Corp. Trust, Ser. 2006-HE2, Class 2A1,
Caa2	1	0.237%, 12/25/36(a)	928
		Long Beach Mortgage Loan Trust,
		Ser. 2004-1, Class M1,
A3	1,610	0.937%, 02/25/34(a)	1,277,025
		Ser. 2004-4, Class 1A1,
Aaa	14	0.747%, 10/25/34(a)	11,028
		MASTR Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1,
B3	1,046	0.967%, 02/25/34(a)	833,373
		Merrill Lynch Mortgage Investors, Inc.,
		Ser. 2004-OPT1, Class A1A,
AAA(d)	1,488	0.447%, 06/25/35(a)	1,125,984
		Ser. 2004-OPT1, Class A2A,
AAA(d)	605	0.547%, 06/25/35(a)	429,677
		Morgan Stanley ABS Capital I,
		Ser. 2003-HE1, Class M1,
Ba2	782	1.387%, 05/25/33(a)	651,616
		Ser. 2003-NC5, Class M1,
B3	268	1.462%, 04/25/33(a)	212,681
		Ser. 2004-HE5, Class M1,
B3	645	1.132%, 06/25/34(a)	485,980
		Ser. 2004-NC1, Class M1,
Baa2	1,009	1.237%, 12/27/33(a)	823,712
		Ser. 2004-NC6, Class M1,
B1	1,995	1.087%, 07/25/34(a)	1,547,175
		Ser. 2004-OP1, Class M1,
Aa1	1,650	0.767%, 11/25/34(a)	1,314,270
		Ser. 2004-WMC1, Class M1,
B1	1,364	1.117%, 06/25/34(a)	1,154,869
		Ser. 2004-WMC2, Class M1,
B2	1,226	1.102%, 07/25/34(a)	1,005,365
		New Century Home Equity Loan Trust,
		Ser. 2003-4, Class M1,
A2	1,997	1.312%, 10/25/33(a)	1,638,833

		Ser. 2004-4, Class M1,
Ba1	1,326	0.952%, 02/25/35(a)	1,063,599
		Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2,
Aa3	259	0.987%, 12/25/34(a)	232,229
		Residential Asset Securities Corp.,
		Ser. 2004-KS1, Class AI5,
Baa2	400	5.221%, 02/25/34	382,691
		Ser. 2005-EMX4, Class A3,
Baa3	890	0.527%, 11/25/35(a)	797,922
		Saxon Asset Securities Trust,
		Ser. 2002-2, Class M2,
C	173	1.912%, 08/25/32(a)	56,099
		Ser. 2002-3, Class M1,
Ba2	156	1.312%, 12/25/32(a)	128,813
		Ser. 2005-3, Class M1,
Aa3	1,000	0.647%, 11/25/35(a)	782,514
		Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1,
C	900	0.587%, 11/25/35(a)	253,521
		Specialty Underwriting & Residential Finance, Ser. 2003-BC4, Class M1,
Ba3	704	1.087%, 11/25/34(a)	557,093
		Structured Asset Investment Loan Trust,
		Ser. 2003-BC8, Class 3A3,
A3	647	1.087%, 08/25/33(a)	557,327
		Ser. 2004-7, Class A8,
AAA(d)	1,110	1.387%, 08/25/34(a)	853,874
		Ser. 2004-BNC1, Class A4,
A1	1,932	1.127%, 09/25/34(a)	1,579,224
		Structured Asset Securities Corp., Ser. 2002- HF2, Class M3,
CC(d)	346	3.187%, 07/25/32(a)	262,177

			46,746,537

		TOTAL ASSET BACKED SECURITIES	127,119,784

BANK LOANS 1.2%
Automotive 0.2%
		Chrysler LLC,
Ba2	1,750	6.000%, 05/24/17(a)	1,702,969

Cable 0.1%
		Insight Midwest Holdings LLC,
Ba3	471	1.190%, 10/06/13(a)	463,718

Electric 0.1%
		Texas Competitive Electric Holdings Co. LLC,
B2	930	4.746%, 10/10/17(a)	692,376

Foods 0.2%
		Del Monte Foods Co.,
Ba3	825	4.500%, 03/08/18(a)	820,875
		OSI Restaurant Partners, Inc.,
B3	330	0.069%, 06/14/13(a)	317,759
B3	767	2.500%, 06/14/14(a)	737,566

			1,876,200

Gaming 0.2%
		CCM Merger, Inc.,
B3	1,447	7.000%, 03/01/17(a)	1,463,753

Healthcare & Pharmaceutical 0.2%
		HCA, Inc.,
Ba3	222	3.496%, 03/31/17(a)	217,078
Ba3	92	3.517%, 05/01/18	90,506
		Royalty Pharma Finance Trust,
Baa3	1,000	7.750%, 05/15/15	1,060,000

			1,367,584

Non-Captive Finance 0.1%
		International Lease Finance Corp.,
Ba2	764	6.750%, 03/17/15(a)	766,471
Ba3	561	7.000%, 03/17/16(a)	562,679

			1,329,150

Real Estate Investment Trust
		CB Richard Ellis Realty Trust,
Ba1	248	3.436%, 11/09/16(a)	247,272

Technology 0.1%
		CDW LLC,
B2	323	4.500%, 07/15/17(a)	313,427
		First Data Corp.,
B1	84	2.937%, 09/24/14(a)	78,339
B1	790	4.246%, 03/24/18(a)	725,407

			1,117,173

Telecommunications
		Fibertech Networks LLC,
B2	174	6.750%, 11/30/16(a)	175,866

		TOTAL BANK LOANS	10,436,061

COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
		American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A,
Ba1	204	2.187%, 02/25/45(a)	176,805
		Banc of America Funding Corp., Ser. 2005-D, Class A1,
AAA(d)	264	2.758%, 05/25/35(a)	250,817

		Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1,
A1	13	6.500%, 10/25/31	13,176
		Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-11, Class 1A1,
Aaa	36	5.677%, 02/25/33(a)	35,148
		Bear Stearns Alt-A Trust,
		Ser. 2005-4, Class 23A1,
Caa2	473	2.629%, 05/25/35(a)	362,711
		Ser. 2005-4, Class 23A2,
Caa1	158	2.629%, 05/25/35(a)	128,718
		Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1,
Ba3	301	5.250%, 09/25/19	305,933
		Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 3A2A,
Caa2	138	3.017%, 02/20/36(a)	106,062
		Federal Home Loan Mortgage Corp.,
		Ser. 1993-1628, Class LZ,
NR	108	6.500%, 12/15/23	122,004
		Ser. 1997-1935, Class JZ,
NR	303	7.000%, 02/15/27	348,607
		Ser. 2000-2241, Class PH,
NR	169	7.500%, 07/15/30	204,048
		Ser. 2004-T-61, Class 1A1,
NR	426	1.675%, 07/25/44(a)	424,695
		Ser. 2005-T-63, Class 1A1,
NR	43	1.478%, 02/25/45(a)	42,692
		Federal National Mortgage Association,
		Ser. 2000-32, Class FM,
NR	5	0.637%, 10/18/30(a)	4,627
		Ser. 2001-29, Class Z,
NR	197	6.500%, 07/25/31	227,747
		Government National Mortgage Association,
		Ser. 2000-26, Class DF,
NR	2	0.586%, 09/20/30(a)	2,300
		Ser. 2000-30, Class FB,
NR	2	0.637%, 10/16/30(a)	1,869
		IndyMac ARM Trust, Ser. 2001-H2, Class A1,
BB(d)	3	1.928%, 01/25/32(a)	2,438
		MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1,
Baa1	244	5.000%, 04/25/19	250,455
		MASTR Asset Securitization Trust, Ser. 2003-7, Class 1A2,
AAA(d)	194	5.500%, 09/25/33	201,322
		Prime Mortgage Trust,
		Ser. 2004-CL1, Class 1A2,
AAA(d)	79	0.587%, 02/25/34(a)	74,265

		Ser. 2004-CL1, Class 2A2,
AAA(d)	11	0.587%, 02/25/19(a)	10,835
		Regal Trust IV, Ser. 1999-1, Class A, 144A,
NR	426	2.859%, 09/29/31(a)	382,579
		Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1,
BB(d)	26	6.500%, 03/25/32	27,037
		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3,
Baa1	574	2.541%, 02/25/34(a)	522,915
		Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1,
Baa2	79	0.847%, 09/19/32(a)	66,774
		Structured Asset Securities Corp.,
		Ser. 2002-1A, Class 4A,
BB(d)	15	2.680%, 02/25/32(a)	14,195
		Ser. 2002-14A, Class 2A1,
A-(d)	6	2.252%, 07/25/32(a)	5,219
		Thornburg Mortgage Securities Trust, Ser. 2006-6, Class A1,
B2	166	0.297%, 11/25/46(a)	164,138
		WaMu Mortgage Pass-Through Certificates, Ser. 2005-AR13, Class A1A1,
Ba2	104	0.477%, 10/25/45(a)	84,738
		Washington Mutual MSC Mortgage Pass-Through Certificates, Ser. 2003-AR1, Class 2A,
Aa1	3	2.283%, 02/25/33(a)	2,740
		Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-AR2, Class 2A1,
CCC(d)	471	2.747%, 03/25/36(a)	411,295

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	4,978,904

COMMERCIAL MORTGAGE BACKED SECURITIES 16.2%
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2006-1, Class A2,
Aaa	103	5.334%, 09/10/45(a)	103,136
		Ser. 2006-5, Class A2,
Aaa	1,376	5.317%, 09/10/47	1,390,395
		Ser. 2006-6, Class A2,
Aaa	3,615	5.309%, 10/10/45	3,631,462
		Ser. 2007-1, Class A2,
Aaa	1,959	5.381%, 01/15/49	1,968,348
		Ser. 2007-1, Class A3,
Aaa	3,000	5.449%, 01/15/49	3,134,181
		Ser. 2007-4, Class A3,
AAA(d)	2,700	5.798%, 02/10/51(a)	2,873,469
		Ser. 2007-4, Class ASB,
AAA(d)	641	5.706%, 02/10/51(a)	689,416
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E, 144A,
A2	650	6.470%, 11/15/33(a)	649,407
		Ser. 2005-PW10, Class A4,
AAA(d)	2,500	5.405%, 12/11/40(a)	2,743,590
		Ser. 2005-PWR9, Class A2,
Aaa	1,196	4.735%, 09/11/42	1,195,004
		Ser. 2005-T20, Class A2,
Aaa	824	5.127%, 10/12/42(a)	823,138
		Ser. 2007-T28, Class A3,
AAA(d)	1,500	5.793%, 09/11/42	1,590,972
		Citigroup Commercial Mortgage Trust,
		Ser. 2006-C5, Class A2,
Aaa	1,684	5.378%, 10/15/49	1,695,449
		Ser. 2007-C6, Class A3,
Aaa	2,200	5.698%, 12/10/49(a)	2,323,447
		Ser. 2008-C7, Class ASB,
Aaa	700	6.074%, 12/10/49(a)	753,122
		Citigroup/Deutsche Bank Commercial Mortgage Trust,
		Ser. 2006-CD2, Class A2,
Aaa	139	5.408%, 01/15/46	139,326
		Ser. 2007-CD4, Class A3,
Aaa	2,300	5.293%, 12/11/49	2,378,508
		Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A,
AA-(d)	3,778	5.440%, 09/15/30(a)	3,913,830

		Commercial Mortgage Pass-Through Certificates,
		Ser. 2006-C7, Class A3,
AAA(d)	1,990	5.689%, 06/10/46(a)	2,038,530
		Ser. 2006-C7, Class A4,
AAA(d)	1,500	5.751%, 06/10/46(a)	1,659,283
		Ser. 2006-C8, Class A2B,
Aaa	2,826	5.248%, 12/10/46	2,846,760
		Credit Suisse First Boston Mortgage Securities Corp.,
		Ser. 2005-C2, Class A4,
Aa2	4,290	4.832%, 04/15/37	4,591,925
		Ser. 2005-C5, Class A3,
AAA(d)	520	5.100%, 08/15/38(a)	534,674
		Credit Suisse Mortgage Capital Certificates,
		Ser. 2006-C1, Class A4,
AAA(d)	1,915	5.422%, 02/15/39(a)	2,091,855
		Ser. 2006-C5, Class A2,
Aaa	690	5.246%, 12/15/39	694,272
		Ser. 2007-C1, Class A2,
Aaa	1,986	5.268%, 02/15/40	1,988,904
		Ser. 2007-C3, Class A2,
Aaa	867	5.702%, 06/15/39(a)	880,663
		Ser. 2007-C4, Class A3,
Aaa	4,000	5.800%, 09/15/39(a)	4,200,540
		CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3,
AAA(d)	1,783	5.816%, 05/15/46(a)	1,901,792
		DBUBS Mortgage Trust, Ser. 2011-LC2A, Class A1, 144A,
Aaa	1,758	3.527%, 01/10/21	1,791,364
		GE Capital Commercial Mortgage Corp.,
		Ser. 2006-C1, Class A4,
AAA(d)	1,700	5.333%, 03/10/44(a)	1,856,092
		Ser. 2007-C1, Class A2,
Aaa	4,331	5.417%, 12/10/49	4,370,806
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2005-GG3, Class A2,
Aaa	344	4.305%, 08/10/42	344,697
		Ser. 2005-GG5, Class A2,
Aaa	3,205	5.117%, 04/10/37	3,226,738
		Ser. 2005-GG5, Class A5,
Aaa	1,400	5.224%, 04/10/37(a)	1,508,972
		Ser. 2007-GG9, Class A2,
Aaa	2,214	5.381%, 03/10/39	2,239,926

		GS Mortgage Securities Corp. II,
		Ser. 2006-GG6, Class AAB,
AAA(d)	674	5.587%, 04/10/38(a)	713,736
		Ser. 2006-GG8, Class A2,
Aaa	3,445	5.479%, 11/10/39	3,449,882
		Ser. 2007-GG10, Class A2,
Aaa	1,924	5.778%, 08/10/45(a)	1,963,993
		JPMorgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2005-CB12, Class A3A1,
Aaa	279	4.824%, 09/12/37	280,422
		Ser. 2005-CB13, Class A4,
Aaa	2,080	5.278%, 01/12/43(a)	2,256,725
		Ser. 2005-LDP4, Class A4,
Aaa	870	4.918%, 10/15/42(a)	941,793
		Ser. 2005-LDP4, Class AM,
Aa2	750	4.999%, 10/15/42(a)	768,764
		Ser. 2006-CB14, Class A4,
Aaa	2,500	5.481%, 12/12/44(a)	2,707,166
		Ser. 2006-LDP6, Class A3B,
Aaa	365	5.559%, 04/15/43(a)	365,018
		Ser. 2007-CB18, Class A3,
Aaa	759	5.447%, 06/12/47	792,392
		Ser. 2007-LD11, Class A2,
Aaa	2,800	5.802%, 06/15/49(a)	2,859,214
		Ser. 2007-LD12, Class A2,
Aaa	520	5.827%, 02/15/51	532,483
		Ser. 2007-LD12, Class A3,
Aaa	2,400	5.987%, 02/15/51(a)	2,548,912
		LB-UBS Commercial Mortgage Trust,
		Ser. 2002-C2, Class C,
Aaa	600	5.696%, 07/15/35	614,600
		Ser. 2004-C8, Class A6,
Aaa	1,100	4.799%, 12/15/29(a)	1,170,594
		Ser. 2005-C7, Class AM,
AA(d)	870	5.263%, 11/15/40(a)	904,209
		Ser. 2006-C3, Class A2,
Aaa	5	5.532%, 03/15/32	5,375
		Ser. 2006-C3, Class A4,
Aaa	2,085	5.661%, 03/15/39(a)	2,292,006
		Ser. 2006-C7, Class A2,
AAA(d)	800	5.300%, 11/15/38	807,523
		Ser. 2007-C1, Class A2,
AAA(d)	1,500	5.318%, 02/15/40	1,512,376
		Ser. 2007-C1, Class A3,
AAA(d)	1,000	5.398%, 02/15/40	1,032,203
		Ser. 2007-C6, Class A2,
Aaa	1,980	5.845%, 07/15/40	2,033,853

		Merrill Lynch Mortgage Trust,
		Ser. 2004-KEY2, Class A3,
Aaa	1,500	4.615%, 08/12/39	1,579,064
		Ser. 2006-C1, Class A4,
AAA(d)	650	5.674%, 05/12/39(a)	721,463
		Ser. 2006-C2, Class A4,
Aaa	3,000	5.742%, 08/12/43(a)	3,300,474
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	1,090	5.902%, 06/12/46(a)	1,212,371
		Ser. 2006-4, Class A2,
Aaa	2,533	5.112%, 12/12/49(a)	2,542,015
		Ser. 2007-9, Class A2,
AAA(d)	1,690	5.590%, 09/12/49	1,730,999
		Morgan Stanley Capital I,
		Ser. 2005-IQ9, Class A4,
AAA(d)	1,410	4.660%, 07/15/56	1,491,681
		Ser. 2006-HQ8, Class A4,
Aaa	2,500	5.417%, 03/12/44(a)	2,749,632
		Ser. 2006-IQ12, Class A4,
AAA(d)	2,520	5.332%, 12/15/43	2,732,453
		Ser. 2006-IQ12, Class ANM,
AAA(d)	2,000	5.310%, 12/15/43	2,002,521
		Ser. 2006-T21, Class A4,
Aaa	708	5.162%, 10/12/52(a)	770,659
		Ser. 2007-HQ11, Class A2,
Aaa	210	5.359%, 02/12/44	212,571
		Ser. 2007-IQ14, Class AAB,
Aaa	4,000	5.654%, 04/15/49(a)	4,267,428

		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2003-C9, Class A3,
AAA(d)	220	4.608%, 12/15/35	223,872
		Ser. 2005-C20, Class AMFX,
Aa1	2,500	5.179%, 07/15/42(a)	2,612,083
		Ser. 2006-C23, Class A4,
Aaa	2,500	5.418%, 01/15/45(a)	2,722,629
		Ser. 2006-C25, Class A4,
Aaa	2,500	5.737%, 05/15/43(a)	2,785,589
		Ser. 2006-C27, Class A2,
Aaa	214	5.624%, 07/15/45	213,422
		Ser. 2006-C28, Class A2,
Aaa	232	5.500%, 10/15/48	232,196
		Ser. 2007-C33, Class A2,
Aaa	2,124	5.854%, 02/15/51(a)	2,160,780
		Ser. 2007-C33, Class A3,
Aaa	3,200	5.899%, 02/15/51(a)	3,395,008
		Ser. 2007-C34, Class A2,
Aaa	1,400	5.569%, 05/15/46	1,433,178

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES	142,409,320

CORPORATE BONDS 39.3%
Aerospace & Defense 0.2%
		L-3 Communications Corp.,
		Gtd. Notes,
Baa3	300	4.750%, 07/15/20	308,519
		Gtd. Notes, Ser. B,
Ba1	1,135	6.375%, 10/15/15	1,164,794

			1,473,313

Airlines 0.3%
		Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B,
Ba1	170	7.373%, 12/15/15(c)	169,747
		Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A,
Baa1	474	5.983%, 04/19/22	487,145
		Continental Airlines 2010-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A,
Baa2	450	4.750%, 01/12/21(c)	438,750
		Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1,
Baa2	5	6.703%, 06/15/21(b)	5,028
		Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A,
Baa2	450	5.300%, 04/15/19	451,710
		Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A,
Baa1	667	6.821%, 08/10/22	691,381

		Delta Air Lines, Inc., Pass-thru Certs., Ser. 2010-2A,
Baa2	394	4.950%, 05/23/19(c)	392,300
		UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A,
Baa2	360	6.636%, 07/02/22	361,229

			2,997,290

Automotive 0.2%
		BorgWarner, Inc., Sr. Unsec’d. Notes,
Baa3	350	4.625%, 09/15/20	363,765
		Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes,
Ba2	1,420	9.875%, 08/10/11	1,422,731
		Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN,
Baa1	250	5.750%, 12/15/14	275,219

			2,061,715

Banking 7.8%
		American Express Co., Sr. Unsec’d. Notes,
A3	1,055	8.125%, 05/20/19	1,354,322
		Bank of America Corp.,
		Jr. Sub. Notes, Ser. K,
Ba3	1,500	8.000%, 12/29/49(a)(c)	1,544,865
		Sr. Unsec’d. Notes,
A2	1,640	3.700%, 09/01/15	1,655,562
A2	735	3.750%, 07/12/16	738,019
A2	1,265	6.000%, 09/01/17	1,369,200
		Sr. Unsec’d. Notes, MTN,
A2	1,150	5.000%, 05/13/21(c)	1,138,266
		Bank of America NA, Sub. Notes,
A1	250	5.300%, 03/15/17	258,213
		Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes,
Aa3	705	6.750%, 05/22/19	795,829
		Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes,
Aa3	600	7.250%, 02/01/18	721,854
		Capital One Capital V,
Baa3	1,050	10.250%, 08/15/39	1,110,900
		Capital One Financial Corp., Sub. Notes,
Baa2	150	6.150%, 09/01/16	168,355
		Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A,
A3	650	5.506%, 12/29/49(a)	656,500
		Citigroup, Inc.,
		Sr. Unsec’d. Notes,
A3	750	6.125%, 11/21/17(c)	840,677
A3	975	6.125%, 05/15/18(c)	1,089,409
A3	1,950	8.125%, 07/15/39(c)	2,515,570
A3	500	8.500%, 05/22/19	628,336
		Sub. Notes,
Baa1	2,305	5.625%, 08/27/12	2,399,851

		Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes,
A1	1,190	3.750%, 01/15/16	1,217,526
		Countrywide Financial Corp., Gtd. Notes, MTN,
A2	1,715	5.800%, 06/07/12(b)(c)	1,778,033
		Depfa ACS Bank (Ireland), Covered Notes, 144A,
Aa3	1,395	5.125%, 03/16/37	1,009,026
		Discover Bank, Sub. Notes,
Ba1	780	7.000%, 04/15/20	880,493
		Goldman Sachs Group, Inc. (The),
		Sr. Notes,
A1	1,370	6.000%, 06/15/20	1,486,157
A1	1,195	6.250%, 02/01/41	1,201,908
		Sr. Unsec’d. Notes,
A1	335	5.250%, 07/27/21	341,965
A1	190	5.950%, 01/18/18	207,254
A1	575	6.150%, 04/01/18	633,455
A1	840	6.250%, 09/01/17	935,396
		Sub. Notes,
A2	185	6.750%, 10/01/37	185,045
		Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A,
A1	1,605	4.500%, 10/30/15	1,704,231
		HSBC Bank PLC (United Kingdom), Covered Notes, 144A,
Aaa	2,110	1.625%, 07/07/14(c)	2,112,697
		HSBC Holdings PLC (United Kingdom),
		Sr. Unsec’d. Notes,
Aa2	675	5.100%, 04/05/21(c)	708,976
		Sub. Notes,
A1	445	6.500%, 05/02/36	463,051
A1	355	6.500%, 09/15/37	368,800
A1	895	6.800%, 06/01/38(c)	960,133
		Huntington Bancshares, Inc., Sub. Notes,
Baa3	120	7.000%, 12/15/20	137,931
		ICICI Bank Ltd. (India),
		Jr. Sub. Notes, 144A,
Ba2	900	7.250%, 08/29/49(a)	902,250
		Sr. Unsec’d. Notes, 144A, MTN,
Baa2	2,100	4.750%, 11/25/16	2,130,572
		JPMorgan Chase & Co.,
		Jr. Sub. Notes, Ser. 1,
Baa1	2,135	7.900%, 04/29/49(a)(c)	2,288,506
		Sr. Unsec’d. Notes,
Aa3	3,355	3.150%, 07/05/16	3,390,378
Aa3	2,400	4.400%, 07/22/20(e)	2,417,141
		JPMorgan Chase Capital XXVII, Gtd. Notes, Ser. AA,
A2	700	7.000%, 11/01/39	711,441
		KeyCorp, Sr. Unsec’d. Notes, MTN,
Baa1	560	5.100%, 03/24/21	585,884

		Krung Thai Bank PCL (Thailand), Jr. Sub. Notes,
B2	700	7.378%, 10/29/49(a)	711,192
		Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN,
Aa3	1,070	5.800%, 01/13/20	1,086,142
		Morgan Stanley,
		Sr. Unsec’d. Notes,
A2	220	5.500%, 07/28/21	226,766
A2	1,920	5.750%, 01/25/21	2,021,253
		Sr. Unsec’d. Notes, MTN,
A2	780	5.625%, 09/23/19	813,646
		Sr. Unsec’d. Notes, Ser. E,
A2	1,635	5.450%, 01/09/17	1,757,298
		Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2,
Aa3	1,080	3.400%, 08/23/13	1,102,529
		Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes, MTN,
A1	575	6.400%, 10/21/19	597,119
		Santander Holdings USA, Inc., Sr. Unsec’d. Notes,
Baa1	270	4.625%, 04/19/16	278,946
		Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A,
A1	1,850	4.125%, 10/04/16	1,911,320
		State Street Corp., Jr. Sub. Debs.
A3	1,375	4.956%, 03/15/18	1,491,687
		Turkiye Garanti Bankasi As (Turkey), Sr. Unsec’d. Notes, 144A,
Ba1	675	6.250%, 04/20/21	654,750
		US Bancorp, Jr. Sub. Notes,
A2	1,890	3.442%, 02/01/16	1,941,068
		USB Capital XIII Trust, Ltd. Gtd. Notes,
A2	675	6.625%, 12/15/39	704,680
		Wells Fargo & Co.,
		Sr. Unsec’d. Notes,
A1	3,325	3.676%, 06/15/16	3,492,550
		Sr. Unsec’d. Notes, MTN,
A1	1,330	4.600%, 04/01/21	1,384,372

			67,919,295

Brokerage
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN,
NR	745	6.875%, 05/02/18(f)	203,944

Building Materials & Construction 0.6%
		Country Garden Holdings Co. (Cayman Islands),
		Sr. Unsec’d. Notes, 144A,
Ba3	475	11.750%, 09/10/14	518,320
		Sr. Unsec’d. Notes, RegS,
Ba3	1,795	11.750%, 09/10/14	1,958,704

		KB Home, Gtd. Notes,
B2	160	6.375%, 08/15/11	160,197
		Masco Corp., Sr. Unsec’d. Notes,
Ba2	965	7.125%, 08/15/13(c)	1,034,615
		Toll Brothers Finance Corp., Gtd. Notes,
Ba1	1,885	5.150%, 05/15/15(c)	1,961,101

			5,632,937

Cable 2.3%
		Cequel Communications Holdings I LLC And Cequel Capital Corp., Sr. Unsec’d. Notes, 144A,
B3	1,150	8.625%, 11/15/17	1,223,313
		Charter Communications Operating LLC/Charter Communications Operating Capital,
		Sec’d. Notes, 144A,
Ba2	5,775	8.000%, 04/30/12	6,006,000
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes,
Baa2	875	3.500%, 03/01/16	920,833
Baa2	175	3.550%, 03/15/15	185,750
Baa2	1,810	4.750%, 10/01/14	1,995,641
		Dish DBS Corp., Gtd. Notes,
Ba3	1,000	6.625%, 10/01/14(c)	1,066,250
Ba3	2,400	7.000%, 10/01/13	2,586,000
		Time Warner Cable, Inc., Gtd. Notes,
Baa2	200	5.875%, 11/15/40	205,892
Baa2	1,565	6.750%, 07/01/18(c)	1,863,874
Baa2	255	8.250%, 02/14/14	296,749
		UPC Holding BV (Netherlands), Sr. Sec’d. Notes, 144A,
B2	2,000	9.875%, 04/15/18	2,215,000
		Videotron LTEE (Canada), Gtd. Notes,
Ba1	1,500	9.125%, 04/15/18	1,685,625

			20,250,927

Capital Goods 0.8%
		Case New Holland, Inc., Gtd. Notes,
Ba2	500	7.750%, 09/01/13	546,875
		ERAC USA Finance LLC, Gtd. Notes, 144A,
		6.200%, 11/01/16
		(original cost $269,528; purchased
Baa1	270	04/24/06)(b)(g)	312,998
		Hutchison Whampoa International (09) Ltd. (Cayman Islands), Gtd. Notes, RegS,
A3	1,425	7.625%, 04/09/19	1,731,794
		MHP SA (Luxembourg), Gtd. Notes, 144A,
B3	1,580	10.250%, 04/29/15	1,679,066
		Rockwell Automation, Inc., Sr. Unsec’d. Notes,
A3	1,500	5.200%, 01/15/98	1,338,070
		Textron, Inc., Sr. Unsec’d. Notes,
Baa3	800	7.250%, 10/01/19(c)	960,866

			6,569,669

Chemicals 0.8%
		Agrium, Inc. (Canada), Sr. Unsec’d. Notes,
Baa2	225	6.125%, 01/15/41	249,732
		CF Industries, Inc., Gtd. Notes,
Ba1	500	6.875%, 05/01/18	570,625
		Dow Chemical Co. (The), Sr. Unsec’d. Notes,
Baa3	950	5.900%, 02/15/15	1,082,473
Baa3	725	7.600%, 05/15/14	845,093
Baa3	410	9.400%, 05/15/39(c)	641,459
		Lyondell Chemical Co.,
		Sec’d. Notes,
Ba3	850	11.000%, 05/01/18(c)	962,625
		Sr. Sec’d. Notes, 144A,
Ba1	519	8.000%, 11/01/17(c)	586,470
		Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes,
Ba2	620	6.500%, 01/15/12	630,850
		PPG Industries, Inc., Sr. Unsec’d. Notes,
Baa1	175	5.500%, 11/15/40	180,240
		Union Carbide Corp., Sr. Unsec’d. Notes,
Baa3	850	7.500%, 06/01/25	990,201

			6,739,768

Consumer 0.4%
		Realogy Corp., Gtd. Notes,
Caa3	1	12.000%, 04/15/17	898
		Sealy Mattress Co., Sr. Sec’d. Notes, 144A,
Ba3	2,889	10.875%, 04/15/16	3,228,458

			3,229,356

Electric 1.4%
		AES Corp. (The), Sr. Unsec’d. Notes,
B1	500	7.750%, 03/01/14	541,250
		CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2,
A3	750	5.700%, 03/15/13	806,963
		Consumers Energy Co., First Mtge. Bonds, Ser. D,
A3	250	5.375%, 04/15/13	268,148
		Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A,
Ba2	565	8.500%, 04/22/15	635,625
		Duke Energy Corp., Sr. Unsec’d. Notes,
Baa2	1,250	6.300%, 02/01/14	1,403,899
		El Paso Electric Co., Sr. Unsec’d. Notes,
Baa2	750	6.000%, 05/15/35	797,591
		Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes,
Baa2	185	8.350%, 08/01/13	206,292
		Enel Finance International SA (Luxembourg), Gtd. Notes, 144A,
A2	1,200	6.000%, 10/07/39	1,054,822

		Enersis SA (Chile), Sr. Unsec’d. Notes,
Baa2	1,000	7.375%, 01/15/14	1,120,082
		Exelon Corp., Sr. Unsec’d. Notes,
Baa1	125	4.900%, 06/15/15	136,287
		Exelon Generation Co. LLC, Sr. Unsec’d. Notes,
A3	750	6.200%, 10/01/17	861,851
A3	800	6.250%, 10/01/39	859,258
		Iberdrola International BV (Netherlands), Gtd. Notes,
A3	500	6.750%, 06/15/12	523,157
A3	15	6.750%, 09/15/33	15,675
		Mirant Mid-Atlantic Pass-Through Trust A, Pass- thru Certs., Ser. A,
Ba1	439	8.625%, 06/30/12	448,040
		Nevada Power Co., Genl. Ref. Mtge.,
Baa2	500	5.375%, 09/15/40	515,540
		North American Energy Alliance LLC/ North American Energy Alliance Finance Corp., Sec’d. Notes, 144A,
		10.875%, 06/01/16
		(original cost $586,434; purchased
Ba3	600	09/22/09)(b)(g)	666,000
		Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes,
Baa1	545	6.800%, 09/01/18	649,227
		Star Energy Geothermal Wayang Windu Ltd., (Virgin Islands (US)), Sr. Sec’d. Notes, RegS,
B2	200	11.500%, 02/12/15	223,000
		TransAlta Corp. (Canada), Sr. Unsec’d. Notes,
Baa2	725	6.650%, 05/15/18	842,633

			12,575,340

Energy — Integrated 0.1%
		BP Capital Markets PLC (United Kingdom), Gtd. Notes,
A2	435	4.500%, 10/01/20(c)	465,197
A2	680	5.250%, 11/07/13	738,944

			1,204,141

Energy — Other 1.3%
		Alliance Oil Co. Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A,
B+(d)	1,720	9.875%, 03/11/15	1,883,400
		Anadarko Petroleum Corp., Sr. Unsec’d. Notes,
Ba1	1,300	6.375%, 09/15/17	1,532,492
Ba1	175	6.450%, 09/15/36	190,742
Ba1	175	8.700%, 03/15/19(c)	229,435
		Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A,
A1	1,281	5.888%, 06/15/19(c)	1,396,530
		Newfield Exploration Co., Sr. Sub. Notes,
Ba2	1,000	6.625%, 04/15/16	1,031,250

		Novatek Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A,
Baa3	2,350	5.326%, 02/03/16(c)	2,452,930
		Pioneer Natural Resources Co., Sr. Unsec’d. Notes,
Ba1	700	6.875%, 05/01/18	769,959
		Precision Drilling Corp. (Canada), Gtd. Notes,
Ba1	1,000	6.625%, 11/15/20	1,035,000
		Weatherford International Ltd. (Bermuda), Gtd. Notes,
Baa2	525	5.125%, 09/15/20(c)	563,377

			11,085,115

Foods 2.4%
		Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes,
Baa1	800	6.875%, 11/15/19(c)	1,004,237
Baa1	3,075	7.750%, 01/15/19	4,006,983
Baa1	450	8.200%, 01/15/39	656,003
		Aramark Corp., Gtd. Notes,
B3	3,785	8.500%, 02/01/15	3,936,400
		Carrols Corp., Gtd. Notes,
B3	1,010	9.000%, 01/15/13	1,013,777
		Dole Food Co., Inc., Sr. Sec’d. Notes,
B2	1,510	13.875%, 03/15/14	1,812,000
		Smithfield Foods, Inc., Sr. Sec’d. Notes,
Ba3	2,145	10.000%, 07/15/14	2,506,969
		Stater Bros Holdings, Inc., Gtd. Notes,
B2	730	7.750%, 04/15/15(c)	758,288
		Supervalu, Inc., Sr. Unsec’d. Notes,
B2	1,710	7.500%, 11/15/14(c)	1,742,062
		Tyson Foods, Inc., Gtd. Notes,
Ba1	2,425	6.850%, 04/01/16	2,700,844
		Wendy’s/Arby’s Restaurants LLC, Gtd. Notes,
B3	1,000	10.000%, 07/15/16	1,110,000

			21,247,563

Gaming 0.6%
		Marina District Finance Co., Inc., Sr. Sec’d. Notes,
B2	1,250	9.500%, 10/15/15	1,306,250
		MGM Resorts International, Sr. Sec’d. Notes,
Ba3	395	10.375%, 05/15/14	451,288
Ba3	1,800	13.000%, 11/15/13	2,146,500
		Yonkers Racing Corp., Sec’d. Notes, 144A,
		11.375%, 07/15/16
		(original cost $1,087,500; purchased
B1	1,000	06/22/11)(b)(g)	1,085,000

			4,989,038

Healthcare & Pharmaceutical 0.6%
		Apria Healthcare Group, Inc., Sr. Sec’d. Notes,
B3	600	12.375%, 11/01/14(c)	604,500
		Community Health Systems, Inc., Gtd. Notes,
B3	750	8.875%, 07/15/15	775,313

		HCA, Inc., Sr. Unsec’d. Notes,
B3	545	6.375%, 01/15/15	555,900
		McKesson Corp., Sr. Unsec’d. Notes,
Baa2	1,000	6.500%, 02/15/14	1,129,169
		Mylan, Inc., Gtd. Notes, 144A,
Ba3	1,410	7.625%, 07/15/17	1,547,475
		Omnicare, Inc., Gtd. Notes,
Ba3	500	6.875%, 12/15/15	513,750

			5,126,107

Healthcare Insurance 0.9%
		Aetna, Inc., Sr. Unsec’d. Notes,
Baa1	725	6.750%, 12/15/37	870,183
		CIGNA Corp., Sr. Unsec’d. Notes,
Baa2	965	5.375%, 03/15/17	1,085,915
Baa2	505	5.875%, 03/15/41	521,430
		Coventry Health Care, Inc., Sr. Unsec’d. Notes,
Ba1	2,100	6.125%, 01/15/15	2,321,655
		UnitedHealth Group, Inc., Sr. Unsec’d. Notes,
A3	185	5.700%, 10/15/40	195,431
A3	245	5.800%, 03/15/36	258,691
A3	1,200	5.950%, 02/15/41(c)	1,303,045
A3	1,000	6.000%, 06/15/17	1,166,797

			7,723,147

Insurance 2.6%
		Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes,
Baa1	240	5.500%, 11/15/20	247,851
Baa1	890	7.500%, 08/01/16	1,033,341
		American International Group, Inc.,
		Sr. Unsec’d. Notes,
Baa1	625	4.250%, 05/15/13	645,669
Baa1	200	5.050%, 10/01/15	211,435
Baa1	525	6.400%, 12/15/20(c)	575,982
Baa1	850	8.250%, 08/15/18	1,007,501
		Sr. Unsec’d. Notes, MTN,
Baa1	1,300	5.850%, 01/16/18	1,377,678
		Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes,
Baa1	2,350	5.750%, 12/01/14	2,557,002
		Chubb Corp. (The), Jr. Sub. Notes,
A3	650	6.375%, 03/29/67(a)	671,125
		Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes,
Baa1	525	7.000%, 07/15/34	523,961
		Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A,
Baa2	470	6.500%, 03/15/35	463,431
		Lincoln National Corp.,
		Jr. Sub. Notes,
Ba1	940	6.050%, 04/20/67(a)	893,000

		Sr. Unsec’d. Notes,
Baa2	120	7.000%, 06/15/40	139,355
Baa2	800	8.750%, 07/01/19	1,038,237
		Markel Corp., Sr. Unsec’d. Notes,
Baa2	2,180	7.125%, 09/30/19	2,543,790
		Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A,
A1	550	8.875%, 06/01/39(c)	780,426
		MetLife, Inc., Sr. Unsec’d. Notes,
A3	750	7.717%, 02/15/19(c)	931,258
		Northwestern Mutual Life Insurance, Notes, 144A,
Aa2	190	6.063%, 03/30/40	208,629
		Ohio National Financial Services, Inc., Sr. Notes, 144A,
Baa1	800	6.350%, 04/01/13	850,079
Baa1	360	6.375%, 04/30/20	395,960
		Progressive Corp. (The), Jr. Sub. Notes,
A2	365	6.700%, 06/15/37(a)	376,863
		Teachers Insurance & Annuity Association of America, Sub. Notes, 144A,
Aa2	830	6.850%, 12/16/39	980,924
		Unum Group, Sr. Unsec’d. Notes,
Baa3	225	5.625%, 09/15/20	239,709
		Willis Group Holdings PLC (Ireland), Gtd. Notes,
Baa3	630	4.125%, 03/15/16(c)	651,033
		WR Berkley Corp., Sr. Unsec’d. Notes,
Baa2	735	5.375%, 09/15/20	760,216
		XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes,
Baa2	2,500	6.500%, 01/15/12	2,561,263
		XL Group PLC (Ireland),
		Jr. Sub. Notes, Ser. E,
Ba1	260	6.500%, 12/31/49(a)(c)	242,775
		Sr. Unsec’d. Notes,
Baa2	25	5.250%, 09/15/14	26,931

			22,935,424

Lodging 0.7%
		FelCor Lodging LP, Sr. Sec’d. Notes,
B2	779	10.000%, 10/01/14	881,244
		Host Hotels & Resorts LP, Gtd. Notes, Ser. O,
Ba1	2,205	6.375%, 03/15/15	2,249,100
		Starwood Hotels & Resorts Worldwide, Inc.,
		Gtd. Notes,
Ba1	1,140	7.875%, 05/01/12	1,191,300
		Sr. Unsec’d. Notes,
Ba1	380	6.250%, 02/15/13	402,800
		Wyndham Worldwide Corp., Sr. Unsec’d. Notes,
Ba1	975	5.750%, 02/01/18	1,031,559

			5,756,003

Media & Entertainment 2.5%
		British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A,
Baa1	90	6.100%, 02/15/18	102,416
		CBS Corp., Gtd. Notes,
Baa3	1,700	8.200%, 05/15/14	1,996,076
		Gannett Co., Inc., Sr. Unsec’d. Notes,
Ba2	500	6.375%, 04/01/12	514,375
		Historic TW, Inc., Gtd. Notes,
Baa2	483	6.625%, 05/15/29	542,509
		Lamar Media Corp., Gtd. Notes,
Ba3	2,000	9.750%, 04/01/14	2,312,500
		Lin Television Corp.,
		Gtd. Notes,
B3	1,235	6.500%, 05/15/13	1,235,000
		Gtd. Notes, Ser. B,
B3	1,300	6.500%, 05/15/13	1,300,000
		NBC Universal, Inc., Sr. Unsec’d. Notes, 144A,
Baa2	600	4.375%, 04/01/21	613,361
		News America, Inc.,
		Gtd. Notes,
Baa1	1,075	6.150%, 03/01/37	1,079,492
Baa1	160	6.900%, 08/15/39	172,622
Baa1	550	7.625%, 11/30/28	615,099
		Gtd. Notes, 144A,
Baa1	1,295	6.150%, 02/15/41	1,291,987
		Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes,
B2	2,320	11.500%, 05/01/16	2,697,000
		R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes,
Ba1	2,400	4.950%, 04/01/14	2,484,000
Ba1	1,800	8.600%, 08/15/16	1,980,000
		Time Warner Cos., Inc., Gtd. Notes,
Baa2	720	6.950%, 01/15/28	823,824
		Time Warner, Inc., Gtd. Notes,
Baa2	400	6.250%, 03/29/41(c)	433,268
		Viacom, Inc., Sr. Unsec’d. Notes,
Baa1	315	4.375%, 09/15/14	341,668
Baa1	690	6.750%, 10/05/37	796,453
		Vivendi SA (France), Sr. Unsec’d. Notes, 144A,
Baa2	750	5.750%, 04/04/13	802,289

			22,133,939

Metals 2.0%
		Alcoa, Inc., Sr. Unsec’d. Notes,
Baa3	25	5.400%, 04/15/21	25,987
		ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes,
Baa3	275	3.750%, 08/05/15	285,383
Baa3	990	6.125%, 06/01/18(c)	1,089,521
Baa3	220	6.750%, 03/01/41	224,919

		Bumi Investment Pte Ltd. (Singapore), Sec’d. Notes, MTN, RegS,
Ba3	1,250	10.750%, 10/06/17	1,442,187
		Century Aluminum Co., Sec’d. Notes,
B(d)	2,200	8.000%, 05/15/14	2,288,000
		Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes,
Baa3	795	8.375%, 04/01/17	868,537
		Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS,
B1	1,000	9.750%, 11/05/16	1,142,500
		Metals USA, Inc., Sr. Sec’d. Notes,
B3	3,400	11.125%, 12/01/15	3,604,000
		Newmont Mining Corp., Gtd. Notes,
Baa1	775	6.250%, 10/01/39	858,037
		Novelis, Inc. (Canada), Gtd. Notes,
B2	1,450	8.375%, 12/15/17	1,578,688
		Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes,
A3	1,100	8.950%, 05/01/14	1,326,777
		Teck Resources Ltd. (Canada), Sr. Sec’d. Notes,
Baa2	309	9.750%, 05/15/14	376,611
Baa2	101	10.250%, 05/15/16	121,200
		United States Steel Corp., Sr. Unsec’d. Notes,
Ba2	700	7.000%, 02/01/18	703,500
		Vale Overseas Ltd. (Cayman Islands), Gtd. Notes,
Baa2	235	6.875%, 11/21/36	271,137
Baa2	505	6.875%, 11/10/39	584,082
		Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A,
Baa2	900	5.500%, 11/16/11(c)	912,288

			17,703,354

Non-Captive Finance 3.0%
		Ally Financial, Inc., Gtd. Notes,
B1	850	6.875%, 09/15/11	853,205
		American General Finance Corp., Sr. Unsec’d. Notes, MTN,
B3	1,600	5.200%, 12/15/11	1,604,000
		Bosphorus Financial Services Ltd. (Cayman Islands), Sr. Sec’d. Notes, MTN, RegS,
Baa2	187	2.061%, 02/15/12(a)	185,882
		CIT Group, Inc., Sec’d. Notes, 144A,
B2	1,000	7.000%, 05/04/15	1,002,500
B2	1,195	7.000%, 05/02/17	1,197,988
		GATX Corp., Sr. Unsec’d. Notes,
Baa1	3,500	4.750%, 10/01/12	3,637,274
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes, MTN,
Aa2	885	4.375%, 09/16/20(h)	899,080
		Sr. Unsec’d. Notes, Ser. G, MTN,
Aa2	2,300	6.000%, 08/07/19(h)	2,600,359
Aa2	1,630	6.875%, 01/10/39(c)(h)	1,892,269

		Sub. Notes,
Aa3	545	5.300%, 02/11/21(c)	580,938
		HSBC Finance Capital Trust IX,
Baa1	900	5.911%, 11/30/35(a)	832,500
		HSBC Finance Corp., Sr. Sub. Notes, 144A,
Baa1	145	6.676%, 01/15/21	153,562
		International Lease Finance Corp.,
		Sr. Sec’d. Notes, 144A,
Ba3	1,275	6.500%, 09/01/14	1,351,500
		Sr. Unsec’d. Notes,
B1	575	5.750%, 05/15/16	573,808
B1	700	6.250%, 05/15/19	698,531
B1	1,000	8.625%, 09/15/15	1,102,500
		Nelnet, Inc., Jr. Sub. Notes,
Ba2	1,750	7.400%, 09/29/36(a)	1,651,335
		Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A,
Baa3	675	0.967%, 07/03/33(a)(b)	486,077
		SLM Corp.,
		Sr. Notes, MTN,
Ba1	630	6.250%, 01/25/16(c)	659,233
		Sr. Unsec’d. Notes, MTN,
Ba1	1,450	5.050%, 11/14/14	1,477,058
Ba1	1,100	8.450%, 06/15/18	1,229,866
		Sr. Unsec’d. Notes, Ser. A, MTN,
Ba1	345	5.375%, 01/15/13	356,501
		Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN,
B3	1,000	6.900%, 12/15/17	936,250

			25,962,216

Packaging 0.4%
		Greif Luxembourg Finance SCA (Luxembourg), Gtd. Notes, 144A,
Ba2	EUR 730	7.375%, 07/15/21	1,056,808
		Sealed Air Corp., Sr. Unsec’d. Notes, 144A,
Baa3	2,300	5.625%, 07/15/13	2,417,378

			3,474,186

Paper 1.2%
		International Paper Co., Sr. Unsec’d. Notes,
Baa3	1,075	7.300%, 11/15/39(c)	1,235,318
Baa3	800	7.950%, 06/15/18	983,566
		MeadWestvaco Corp., Sr. Unsec’d. Notes,
Ba1	1,650	7.375%, 09/01/19	1,884,607
		Rock-Tenn Co.,
		Gtd. Notes,
Ba2	2,980	9.250%, 03/15/16	3,222,125
		Sr. Sec’d. Notes,
Ba2	1,000	8.200%, 08/15/11	1,001,229

		Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes,
Ba2	2,038	11.500%, 07/01/14	2,165,375

			10,492,220

Pipelines & Other 0.7%
		Energy Transfer Partners LP, Sr. Unsec’d. Notes,
Baa3	1,095	4.650%, 06/01/21	1,094,638
		Enn Energy Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A,
Baa3	2,375	6.000%, 05/13/21	2,430,067
		Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes,
Baa2	520	7.300%, 08/15/33	612,188
		Mega Advance Investments Ltd. (Virgin Islands (BR)), Gtd. Notes, 144A,
Baa1	650	5.000%, 05/12/21	658,330
		NiSource Finance Corp., Gtd. Notes,
Baa3	355	5.450%, 09/15/20	384,307
		Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes,
Baa3	400	4.250%, 09/01/12	413,538
		Sempra Energy, Sr. Unsec’d. Notes,
Baa1	750	6.500%, 06/01/16	889,808

			6,482,876

Real Estate Investment Trusts 0.8%
		Hospitality Properties Trust, Sr. Unsec’d. Notes,
Baa2	1,100	7.875%, 08/15/14	1,247,516
		Mack-Cali Realty LP, Sr. Unsec’d. Notes,
Baa2	700	4.600%, 06/15/13	737,206
		Post Apartment Homes LP, Sr. Unsec’d. Notes,
Baa3	665	5.450%, 06/01/12	682,647
		Senior Housing Properties Trust, Sr. Unsec’d. Notes,
Baa3	1,415	8.625%, 01/15/12	1,455,554
		Simon Property Group LP, Sr. Unsec’d. Notes,
A3	260	4.200%, 02/01/15(c)	279,687
A3	340	6.750%, 05/15/14	385,477
A3	600	10.350%, 04/01/19	845,662
		WEA Finance LLC/WT Finance (Aust) Pty Ltd., Gtd. Notes, 144A,
A2	1,450	5.750%, 09/02/15	1,629,424

			7,263,173

Retailers 0.9%
		CVS Caremark Corp., Sr. Unsec’d. Notes,
Baa2	1,225	6.125%, 09/15/39	1,332,535
		Macy’s Retail Holdings, Inc., Gtd. Notes,
Ba1	400	5.350%, 03/15/12	409,003
Ba1	2,768	5.875%, 01/15/13	2,940,864
		Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes,
B2	2,000	9.250%, 11/15/14	2,085,000

		Susser Holdings LLC/Susser Finance Corp., Gtd. Notes,
B2	650	8.500%, 05/15/16	693,875
		Wal-Mart Stores, Inc., Sr. Unsec’d. Notes,
Aa2	525	5.625%, 04/15/41	580,934

			8,042,211

Technology 1.2%
		Advanced Micro Devices, Inc., Sr. Unsec’d. Notes,
Ba3	540	8.125%, 12/15/17	573,750
		Amphenol Corp., Sr. Unsec’d. Notes,
Baa2	950	4.750%, 11/15/14	1,040,848
		Arrow Electronics, Inc., Sr. Unsec’d. Notes,
Baa3	275	3.375%, 11/01/15	284,199
		Fiserv, Inc., Gtd. Notes,
Baa2	150	3.125%, 10/01/15	154,712
Baa2	165	3.125%, 06/15/16	168,039
		Motorola, Inc., Sr. Unsec’d. Notes,
Baa2	31	8.000%, 11/01/11	31,532
		NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A,
BB(d)	825	10.000%, 07/15/13	924,000
		Seagate HDD Cayman (Cayman Islands),
		Gtd. Notes,
Ba1	990	6.375%, 10/01/11(c)	995,569
		Gtd. Notes, 144A,
Ba1	1,475	6.875%, 05/01/20	1,478,687
		Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A,
Baa3	968	10.000%, 05/01/14	1,113,200
		SunGard Data Systems, Inc., Gtd. Notes,
Caa1	1,150	7.625%, 11/15/20(c)	1,170,125
Caa1	930	10.250%, 08/15/15	964,875
		Xerox Corp., Sr. Unsec’d. Notes,
Baa2	1,050	4.250%, 02/15/15	1,130,647
Baa2	540	8.250%, 05/15/14	635,086

			10,665,269

Telecommunications 1.9%
		America Movil SAB de CV (Mexico), Gtd. Notes,
A2	285	6.125%, 03/30/40	313,287
		AT&T, Inc., Sr. Unsec’d. Notes,
A2	1,640	6.550%, 02/15/39	1,878,404
		British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes,
Baa2	150	9.875%, 12/15/30	212,488
		CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A,
Baa3	1,100	7.750%, 05/01/17(c)	1,203,125
		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes,
A2	615	8.500%, 11/15/18	818,002

		Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A,
B1	1,217	12.000%, 04/01/14	1,405,635
		Embarq Corp., Sr. Unsec’d. Notes,
		7.082%, 06/01/16
		(original cost $3,266,830; purchased 05/04/11-
Baa3	2,890	05/11/11)(b)(g)	3,306,215
		MTS International Funding Ltd. (Ireland), Sec’d. Notes, 144A,
Ba2	850	8.625%, 06/22/20	972,188
		Nextel Communications, Inc., Gtd. Notes, Ser. E,
Ba3	1,500	6.875%, 10/31/13	1,506,562
		Qwest Corp., Sr. Unsec’d. Notes,
Baa3	1,250	3.497%, 06/15/13(a)(c)	1,279,687
Baa3	468	7.625%, 06/15/15(c)	538,200
Baa3	700	8.375%, 05/01/16	829,500
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	1,600	4.950%, 09/30/14	1,611,515
		Telefonica Emisiones SAU (Spain), Gtd. Notes,
Baa1	515	5.134%, 04/27/20	508,935
		Verizon Communications, Inc., Sr. Unsec’d. Notes,
A3	600	6.400%, 02/15/38	689,009

			17,072,752

Tobacco 0.7%
		Altria Group, Inc., Gtd. Notes,
Baa1	3,375	9.950%, 11/10/38	4,929,819
		Lorillard Tobacco Co., Gtd. Notes,
Baa2	305	8.125%, 06/23/19(c)	366,416
		Reynolds American, Inc., Gtd. Notes,
Baa3	650	6.750%, 06/15/17	763,461

			6,059,696

		TOTAL CORPORATE BONDS	345,071,984

FOREIGN AGENCIES 2.6%
		China Development Bank Corp. (China), Sr. Unsec’d. Notes,
Aa3	100	5.000%, 10/15/15	110,376
		DP World Ltd. (United Arab Emirates),
		Sr. Unsec’d. Notes, 144A,
Baa3	80	6.850%, 07/02/37	78,000
		Sr. Unsec’d. Notes, MTN, RegS,
Baa3	650	6.850%, 07/02/37	633,750
		Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes,
A1	645	4.000%, 01/29/21(c)	617,761
A1	220	5.875%, 01/14/15	244,467
		GAZ Capital SA (Luxembourg),
		Sr. Unsec’d. Notes, 144A,
Baa1	3,165	9.250%, 04/23/19	4,059,112

		Sr. Unsec’d. Notes, RegS,
Baa1	765	9.250%, 04/23/19	981,112
		Gazprom International SA (Luxembourg), Gtd. Notes, 144A,
BBB+(d)	140	7.201%, 02/01/20	157,196
		Kommunalbanken As (Norway), Sr. Unsec’d. Notes, 144A,
Aaa	6,760	1.000%, 06/16/14	6,794,422
		Korea Development Bank (South Korea), Sr. Unsec’d. Notes,
A1	545	3.250%, 03/09/16	549,915
		Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN,
A1	620	4.500%, 03/23/15	655,368
		Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes,
A1	965	3.250%, 09/20/16	961,001
		Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A,
A1	2,125	4.750%, 07/13/21(c)	2,132,803
A1	1,320	6.250%, 06/17/14	1,448,428
		NAK Naftogaz Ukraine (Ukraine), Gtd. Notes,
NR	1,710	9.500%, 09/30/14	1,878,862
		Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014,
NR	895	4.900%, 10/28/14	691,388
		Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A,
A2	305	4.750%, 02/16/21	306,144
		RAS Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A,
Aa3	230	5.298%, 09/30/20	247,707

		TOTAL FOREIGN AGENCIES	22,547,812

MORTGAGE BACKED SECURITIES 10.9%
		Federal Home Loan Mortgage Corp.,
	4	2.700%, 07/01/30(a)	3,926
	1,000	4.000%, TBA 30 YR	1,015,625
	1,981	4.500%, 10/01/39	2,070,150
	6,500	4.500%, TBA 30 YR	6,776,250
	901	5.000%, 07/01/40	962,799
	1,000	5.000%, TBA 30 YR	1,065,781
	1,375	5.500%, 10/01/33 - 07/01/34	1,513,523
	1,371	6.000%, 10/01/32 - 12/01/36	1,525,546
	351	6.500%, 07/01/32 - 11/01/33	399,679
	172	7.000%, 09/01/32	200,341
	29	8.500%, 08/01/24 - 11/01/24	34,573

		Federal National Mortgage Association,
	99	1.663%, 09/01/40(a)	100,468
	21	2.467%, 09/01/31(a)	21,642
	55	3.401%, 05/01/36(a)	55,387
	8,000	3.500%, TBA 15 YR	8,223,750
	5,500	4.000%, TBA 15 YR	5,762,969
	73	4.500%, 08/01/33	76,671
	24	4.527%, 01/01/28(a)	25,001
	8,032	5.000%, 10/01/17 - 03/01/34	8,629,356
	4,500	5.000%, TBA 30 YR	4,802,344
	16,137	5.500%, 03/01/16 - 03/01/35	17,621,555
	4,534	6.000%, 12/01/16 - 06/01/37	5,026,966
	5,500	6.000%, TBA 30 YR	6,034,316
	1,916	6.500%, 12/01/17 - 11/01/33	2,157,693
	140	7.000%, 03/01/32 - 06/01/32	162,570
		Government National Mortgage Association,
	12	2.125%, 11/20/29(a)	12,362
	67	3.375%, 05/20/30(a)	69,560
	500	4.000%, TBA 30 YR	516,875
	494	4.500%, 07/20/40	525,990
	3,500	4.500%, TBA 30 YR	3,722,578
	8,000	4.500%, TBA 30 YR	8,495,000
	4,000	5.000%, TBA 30 YR	4,343,750
	1,000	5.000%, TBA 30 YR	1,089,531
	83	5.500%, 08/15/33	92,036
	1,000	5.500%, TBA 30 YR	1,103,594
	233	6.000%, 01/15/33 - 12/15/33	261,634
	1,049	6.500%, 09/15/32 - 07/15/38	1,194,989
	1	8.000%, 08/20/31	1,186
	1	8.500%, 06/15/30	1,276

		TOTAL MORTGAGE BACKED SECURITIES	95,699,242

MUNICIPAL BONDS 0.9%
California 0.3%
		Bay Area Toll Authority, Build America Bonds, Taxable, Revenue Bonds,
A1	525	6.907%, 10/01/50	603,566
		State of California, Build America Bonds, GO,
A1	835	7.300%, 10/01/39	1,003,728
A1	275	7.625%, 03/01/40	341,919
		University of California, Build America Bonds, Revenue Bonds,
Aa1	500	5.770%, 05/15/43	513,260

			2,462,473

Colorado
		Regional Transportation District, Build America Bonds, Taxable Sales Tax, Revenue Bonds, Ser. B,
Aa2	475	5.844%, 11/01/50	538,460

Illinois 0.1%
		Chicago O'Hare International Airport, Build America Bonds, Revenue Bonds,
A1	545	6.395%, 01/01/40	600,432

New Jersey 0.2%
		New Jersey State Turnpike Authority, Build America Bonds, Taxable, Issuer Subsidy, Revenue Bonds,
		Ser. A,
A3	725	7.102%, 01/01/41	897,050
		Ser. F,
A3	750	7.414%, 01/01/40	957,705

			1,854,755

Ohio 0.1%
		Ohio State University (The), Build America Bonds, Revenue Bonds,
Aa1	295	4.910%, 06/01/40	293,357
		Ohio State Water Development Authority, Build America Bonds, Taxable, Revenue Bonds,
Aaa	375	4.879%, 12/01/34	372,847

			666,204

Oregon
		Oregon State Department of Transportation, Build America Bonds, Taxable, Subordinated Lien, Revenue Bonds, Ser. A,
Aa2	235	5.834%, 11/15/34	256,305

Pennsylvania 0.1%
		Pennsylvania State Turnpike Commission, Build America Bonds, Ser. B,
Aa3	715	5.511%, 12/01/45	726,154

Tennessee 0.1%
		Metropolitan Government of Nashville & Davidson County Convention Center Authority, Build America Bonds, Taxable, Subordinated, Revenue Bonds, Ser. B,
Aa2	550	6.731%, 07/01/43	580,817

Texas
		Texas State Transportation Commission, Build America Bonds, Taxable, First Tier, Revenue Bonds, Ser. B,
Aaa	200	5.028%, 04/01/26	222,878

		TOTAL MUNICIPAL BONDS	7,908,478

SOVEREIGNS 1.7%
		Argentina Bonos (Argentina), Sr. Unsec’d. Notes,
NR	1,860	7.000%, 10/03/15	1,819,028

		Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes,
NR	EUR 2,030	7.820%, 12/31/33	2,137,080
		Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes,
B3	EUR 255	11.000%, 07/27/12	377,586
		Mexican Bonos (Mexico),
		Ser. M 10,
Baa1	MXN 12,510	8.000%, 12/17/15	1,156,045
		Ser. M 30,
Baa1	MXN 22,020	10.000%, 11/20/36	2,358,155
		Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A,
Baa3	369	2.950%, 05/31/18(i)	306,283
		Poland Government Bond (Poland), Ser. 1019,
A2	PLN 3,660	5.500%, 10/25/19	1,295,488
		Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A,
Aa2	1,810	6.400%, 01/20/40	2,067,925
		Republic of Ghana (Ghana), Sr. Unsec’d. Notes, 144A,
B(d)	1,025	8.500%, 10/04/17	1,162,145
		South Africa Government Bond (South Africa), Ser. R214,
A3	ZAR 13,675	6.500%, 02/28/41	1,539,132
		Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes,
B2	1,195	9.250%, 09/15/27	893,263

		TOTAL SOVEREIGNS	15,112,130

U.S. GOVERNMENT AGENCY SECURITY 0.1%
		Federal Home Loan Mortgage Corp.,
	1,010	2.000%, 08/25/16	1,023,912

U.S. GOVERNMENT TREASURY SECURITIES 9.0%
		U.S. Treasury Bonds,
	4,690	4.375%, 05/15/41	4,882,009
	4,990	4.750%, 02/15/41	5,527,203
		U.S. Treasury Notes,
	4,735	1.500%, 06/30/16(c)	4,771,270
	13,640	1.500%, 07/31/16	13,723,067
	24,085	2.250%, 07/31/18	24,297,623
	17,945	3.125%, 05/15/21(c)	18,435,616
		U.S. Treasury Strip Coupon, Ser. S0,
	11,000	3.590%, 08/15/23(c)(j)	7,169,866

		TOTAL U.S. GOVERNMENT TREASURY SECURITIES	78,806,654

Shares

PREFERRED STOCK 0.1%
Banking
22,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)	595,540

	TOTAL LONG-TERM INVESTMENTS (cost $820,985,656)	851,709,821

SHORT-TERM INVESTMENTS 19.7%
AFFILIATED MUTUAL FUNDS
2,813,592	Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $27,923,300)(k)	25,237,918
147,308,866	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $147,308,866; includes $67,324,806 of cash collateral received for securities on loan)(k)(l)	147,308,866

	TOTAL SHORT-TERM INVESTMENTS (cost $175,232,166)	172,546,784

	TOTAL INVESTMENTS(m) 116.8% (cost $996,217,822)(n)	1,024,256,605
	LIABILITIES IN EXCESS OF OTHER ASSETS(o) (16.8%)	(147,692,980)

	NET ASSETS 100.0%	$ 876,563,625

The following abbreviations are used in the portfolio descriptions:

144A	-	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	-	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	-	Asset Backed Security
ARM	-	Adjustable Rate Mortgage
AUD	-	Australian Dollar
BBR	-	New Zealand Bank Bill Rate
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDO	-	Collateralized Debt Obligation
CHF	-	Swiss Franc
CLO	-	Collateralized Loan Obligation
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
INR	-	Indian Rupee
JIBAR	-	Johannesburg Interbank Agreed Rate
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MEXIBOR	-	Mexico Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NR	-	Not Rated
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
PRIBOR	-	Prague Interbank Offered Rate
RUB	-	Russian Rouble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

TBA	-	To Be Announced
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	Taiwan Dollar
WIBOR	-	Warsaw Interbank Offered Rate
ZAR	-	South African Rand

†	The ratings reflected are as of July 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2011.
(b)	Indicates a security that has been deemed illiquid.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $66,113,688; cash collateral of $67,324,806 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Standard and Poor's Rating.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security, the aggregate original cost of such securities is $5,210,292. The aggregate value of $5,370,213 is approximately 0.6% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents a zero coupon bond. Rate shown reflects the effective yield at July 31, 2011.
(j)	The rate shown is the effective yield at July 31, 2011.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	As of July 31, 2011, 17 securities representing $27,011,608 and 3.1% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(n)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$996,013,284	$37,351,727	$(9,108,406)	$28,243,321

The difference between book and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums, straddles and deferred losses on wash sales as of the most recent fiscal year end.

(o)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
881	5 Year U.S. Treasury Notes	Sep. 2011	$105,317,785	$106,993,320	$1,675,535
217	U.S. Long Bond	Sep. 2011	27,041,446	27,803,125	761,679
76	U.S. Ultra Bond	Sep. 2011	9,701,500	10,027,250	325,750

					2,762,964

	Short Positions:
477	2 Year U.S. Treasury Notes	Sep. 2011	104,712,460	104,902,734	(190,274)
169	10 Year U.S. Treasury Notes	Sep. 2011	21,193,279	21,241,187	(47,908)
8	Euro-Bund	Sep. 2011	1,462,523	1,498,520	(35,997)

					(274,179)

					$2,488,785

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.

Forward foreign currency exchange contracts outstanding at July 31, 2011:

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)(1)
Purchased:
Australian Dollar
expiring 08/23/11	Citibank NA	AUD	949,741	$1,044,200	$1,039,973	$(4,227)
expiring 08/23/11	UBS AG	AUD	5,364,556	5,714,336	5,874,221	159,885
Brazilian Real
expiring 10/26/11	Citibank NA	BRL	2,564,594	1,546,800	1,617,850	71,050
expiring 10/26/11	Citibank NA	BRL	1,951,090	1,173,800	1,230,827	57,027
expiring 10/26/11	Citibank NA	BRL	1,350,658	864,200	852,050	(12,150)
expiring 10/26/11	Morgan Stanley & Co., Inc.	BRL	5,978,102	3,566,887	3,771,230	204,343
British Pound
expiring 08/25/11	Citibank NA	GBP	1,321,601	2,175,500	2,168,770	(6,730)
Canadian Dollar
expiring 08/22/11	Morgan Stanley & Co., Inc.	CAD	8,265,063	8,587,720	8,646,127	58,407
Chilean Peso
expiring 08/17/11	Citibank NA	CLP	542,656,400	1,163,500	1,183,311	19,811
expiring 08/17/11	UBS AG	CLP	559,022,250	1,173,800	1,218,998	45,198
expiring 09/08/11	Citibank NA	CLP	534,930,200	1,135,130	1,162,956	27,826
Chinese Yuan Renminbi
expiring 08/02/12	UBS AG	CNY	55,475,250	8,702,000	8,706,644	4,644
Colombian Peso
expiring 12/06/11	Citibank NA	COP	3,489,698,000	1,968,800	1,952,919	(15,881)
expiring 12/06/11	Citibank NA	COP	2,116,335,900	1,097,400	1,184,352	86,952
expiring 12/06/11	Citibank NA	COP	1,426,332,683	804,100	798,210	(5,890)
expiring 12/06/11	UBS AG	COP	3,565,539,000	1,956,400	1,995,361	38,961
Czech Koruna
expiring 08/24/11	Citibank NA	CZK	109,666,473	6,358,848	6,517,127	158,279

Hungarian Forint
expiring 08/24/11	Citibank NA	HUF	650,932,733	3,424,044	3,457,884	33,840
expiring 08/24/11	Citibank NA	HUF	326,477,078	1,721,300	1,734,311	13,011
expiring 08/24/11	UBS AG	HUF	323,001,223	1,722,000	1,715,847	(6,153)
Indian Rupee
expiring 12/23/11	UBS AG	INR	73,977,200	1,608,200	1,631,605	23,405
Indonesian Rupiah
expiring 09/28/11	UBS AG	IDR	21,502,245,010	2,471,522	2,510,022	38,500
expiring 09/28/11	UBS AG	IDR	10,768,758,000	1,255,100	1,257,069	1,969
Israeli New Shekel
expiring 08/26/11	Goldman Sachs Group LP	ILS	6,713,169	1,968,327	1,958,687	(9,640)
Malaysian Ringgit
expiring 10/11/11	UBS AG	MYR	3,382,980	1,116,606	1,133,560	16,954
expiring 11/14/11	UBS AG	MYR	5,833,485	1,934,500	1,949,717	15,217
expiring 11/14/11	UBS AG	MYR	4,777,945	1,565,000	1,596,925	31,925
Mexican Peso
expiring 08/22/11	JPMorgan Chase Securities	MXN	42,536,797	3,592,828	3,616,506	23,678
New Zealand Dollar
expiring 08/23/11	Citibank NA	NZD	1,297,751	1,131,300	1,138,779	7,479
expiring 08/23/11	Goldman Sachs Group LP	NZD	11,139,330	9,505,246	9,774,785	269,539
Norwegian Krone
expiring 08/24/11	Goldman Sachs Group LP	NOK	12,192,096	2,238,600	2,261,018	22,418
expiring 08/24/11	JPMorgan Chase Securities	NOK	34,689,342	6,301,683	6,433,119	131,436
Philippine Peso
expiring 08/22/11	Citibank NA	PHP	61,074,017	1,403,678	1,446,608	42,930
expiring 11/09/11	UBS AG	PHP	90,343,942	2,120,501	2,125,319	4,818
expiring 11/09/11	UBS AG	PHP	54,505,605	1,266,100	1,282,231	16,131
Polish Zloty
expiring 08/24/11	Morgan Stanley & Co., Inc.	PLN	12,175,685	4,313,527	4,364,578	51,051
Russian Rouble
expiring 08/08/11	Citibank NA	RUB	36,845,485	1,310,971	1,331,970	20,999
expiring 08/08/11	Citibank NA	RUB	31,694,618	1,121,100	1,145,765	24,665
expiring 08/08/11	Morgan Stanley & Co., Inc.	RUB	8,063,774	264,473	291,507	27,034
expiring 10/05/11	Citibank NA	RUB	60,047,912	2,132,913	2,156,819	23,906
Singapore Dollar
expiring 08/23/11	Morgan Stanley	SGD	9,233,102	7,597,398	7,668,443	71,045
South African Rand
expiring 08/26/11	Citibank NA	ZAR	8,713,228	1,296,700	1,298,690	1,990
expiring 08/26/11	Goldman Sachs Group LP	ZAR	9,575,229	1,410,823	1,427,170	16,347
South Korean Won
expiring 09/02/11	Citibank NA	KRW	6,947,182,500	6,546,226	6,573,264	27,038
Swedish Krona
expiring 08/24/11	Goldman Sachs Group LP	SEK	49,565,862	7,668,569	7,868,140	199,571
expiring 08/24/11	Goldman Sachs Group LP	SEK	5,932,985	940,100	941,809	1,709
Swiss Franc
expiring 08/24/11	UBS AG	CHF	6,047,718	7,379,369	7,687,393	308,024
Taiwan Dollar
expiring 12/09/11	UBS AG	TWD	59,074,344	2,083,200	2,053,546	(29,654)
expiring 12/09/11	UBS AG	TWD	42,539,576	1,498,400	1,478,764	(19,636)
expiring 12/09/11	UBS AG	TWD	32,294,516	1,154,200	1,122,624	(31,576)
expiring 12/09/11	UBS AG	TWD	31,835,050	1,118,000	1,106,652	(11,348)
Thailand Baht
expiring 08/31/11	Citibank NA	THB	64,581,304	2,146,200	2,159,269	13,069
Turkish Lira
expiring 08/26/11	Citibank NA	TRY	2,931,208	1,740,400	1,726,243	(14,157)

						2,245,039

Sold:
Brazilian Real
expiring 10/26/11	Citibank NA	BRL	2,788,121	1,740,400	1,758,860	(18,460)
Canadian Dollar
expiring 08/22/11	Morgan Stanley & Co., Inc.	CAD	2,504,247	2,610,600	2,619,706	(9,106)
expiring 08/22/11	Morgan Stanley & Co., Inc.	CAD	1,226,631	1,292,200	1,283,186	9,014
Chilean Peso
expiring 08/17/11	Citibank NA	CLP	752,847,730	1,596,200	1,641,651	(45,451)
Colombian Peso
expiring 12/06/11	Citibank NA	COP	2,116,335,900	1,098,825	1,184,352	(85,527)
expiring 12/06/11	UBS AG	COP	2,313,895,500	1,296,300	1,294,911	1,389
Czech Koruna
expiring 08/24/11	JPMorgan Chase Securities	CZK	29,551,278	1,740,400	1,756,138	(15,738)
Euro
expiring 08/25/11	Morgan Stanley & Co., Inc.	EUR	6,514,944	9,354,802	9,356,094	(1,292)
Hungarian Forint
expiring 08/24/11	Citibank NA	HUF	244,304,457	1,296,300	1,297,794	(1,494)
expiring 08/24/11	JPMorgan Chase Securities	HUF	328,751,292	1,740,400	1,746,392	(5,992)
expiring 08/24/11	JPMorgan Chase Securities	HUF	325,976,809	1,739,700	1,731,654	8,046
Israeli New Shekel
expiring 08/26/11	Citibank NA	ILS	3,887,493	1,131,300	1,134,246	(2,946)
Malaysian Ringgit
expiring 11/14/11	UBS AG	MYR	7,605,958	2,510,300	2,542,128	(31,828)
Mexican Peso
expiring 08/22/11	JPMorgan Chase Securities	MXN	10,131,053	866,100	861,349	4,751
New Zealand Dollar
expiring 08/23/11	Citibank NA	NZD	2,020,061	1,721,300	1,772,608	(51,308)
Norwegian Krone
expiring 08/24/11	Citibank NA	NOK	9,419,947	1,739,700	1,746,924	(7,224)
Polish Zloty
expiring 08/24/11	Citibank NA	PLN	4,875,900	1,739,700	1,747,848	(8,148)
expiring 08/24/11	Citibank NA	PLN	4,803,729	1,723,000	1,721,977	1,023
Russian Rouble
expiring 08/08/11	Citibank NA	RUB	32,174,341	1,113,800	1,163,107	(49,307)
expiring 08/08/11	Citibank NA	RUB	22,193,740	780,700	802,307	(21,607)
expiring 10/05/11	Citibank NA	RUB	35,572,366	1,266,619	1,277,699	(11,080)
Swedish Krona
expiring 08/24/11	Citibank NA	SEK	11,004,953	1,739,700	1,746,938	(7,238)
Taiwan Dollar
expiring 12/09/11	UBS AG	TWD	43,070,332	1,518,700	1,497,214	21,486
expiring 12/09/11	UBS AG	TWD	37,033,752	1,296,700	1,287,370	9,330
expiring 12/09/11	UBS AG	TWD	32,294,516	1,123,678	1,122,624	1,054
expiring 12/09/11	UBS AG	TWD	31,304,294	1,104,792	1,088,202	16,590
expiring 12/09/11	UBS AG	TWD	22,040,592	769,843	766,177	3,666
Turkish Lira
expiring 08/26/11	Citibank NA	TRY	1,928,421	1,131,300	1,135,683	(4,383)

						(301,780)

						$1,943,259

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2011.

Inflation swap agreement outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Description	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(b)
Morgan Stanley Capital Services, Inc.(a)	08/02/21	$11,820	2.750%	US CPI Urban Consumers NSA	$(128,713)	$—	$(128,713)

(a)	The Fund pays the floating rate and receives the fixed rate.
(b)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(c)
Bank of America NA(a)	06/09/14		$6,760	1.031%	3 month LIBOR	$(49,678)	$—	$(49,678)
Barclays Bank PLC(a)	04/27/16		3,300	2.368%	6 month LIBOR	(131,905)	—	(131,905)
Barclays Bank PLC(a)	06/21/16		3,600	1.870%	3 month LIBOR	(54,907)	—	(54,907)
Citibank NA(b)	07/07/14		2,110	1.091%	3 month LIBOR	(16,949)	—	(16,949)
Citibank NA(b)	07/20/21		9,660	3.035%	3 month LIBOR	110,288	—	110,288
Citibank NA(b)	08/01/21		13,050	4.588%	3 month LIBOR	73,548	—	73,548
JPMorgan Chase Bank(b)	01/10/13		82,000	0.908%	3 month LIBOR	507,342	—	507,342
JPMorgan Chase Bank(b)	05/15/18		27,690	2.318%	3 month LIBOR	40,976	—	40,976
Morgan Stanley Capital Services, Inc.(b)	12/14/20		7,700	4.910%	3 month LIBOR	206,007	—	206,007
Morgan Stanley Capital Services, Inc.(b)	06/08/21		10,600	4.640%	3 month LIBOR	99,782	—	99,782
Citibank NA(b)	03/15/16	CZK	62,800	2.865%	6 month PRIBOR	131,674	—	131,674
Barclays Bank PLC(b)	07/05/13	MXN	110,200	5.480%	1 month MEXIBOR	61,803	—	61,803
Barclays Bank PLC(b)	06/20/21	NZD	2,700	4.980%	3 month BBR	(17,459)	—	(17,459)
Barclays Bank PLC(b)	04/26/16	PLN	16,600	5.665%	6 month WIBOR	129,849	—	129,849
Barclays Bank PLC(b)	05/17/16	PLN	11,400	5.520%	6 month WIBOR	60,907	—	60,907
Barclays Bank PLC(b)	06/17/16	ZAR	28,800	7.580%	3 Month JIBAR	59,899	—	59,899

						$1,211,177	$—	$1,211,177

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The Fund pays the floating rate and receives the fixed rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)
Credit default swaps on Corporate Issues - Buy Protection(1):
Citibank NA	06/20/14		$1,700	1.000%	CBS Corp. 4.625%, due 05/15/18	$(30,730)	$75,573	$(106,303)
Citibank NA	03/20/12		2,500	5.000%	XL Capital Ltd. 5.250%, due 09/15/14	(89,167)	(32,253)	(56,914)
Credit Suisse International	06/20/14		2,500	1.000%	Centex Corp. 5.250%, due 06/15/15	42,322	(10,040)	52,362
Credit Suisse International	12/20/12		3,500	1.000%	GATX Corp. 5.500%, due 02/15/12	(27,104)	16,286	(43,390)
Credit Suisse International	03/20/15		1,885	1.000%	Toll Brothers, Inc. 5.150%, due 05/15/15	31,827	10,685	21,142
Deutsche Bank AG	03/20/18		1,300	3.700%	American International Group 6.250%, due 05/01/36	(100,360)	—	(100,360)
Deutsche Bank AG	03/20/12		500	5.000%	Gannett Co., Inc. 6.375%, due 04/01/12	(17,222)	(3,497)	(13,725)
Deutsche Bank AG	12/20/12		2,768	1.000%	Macy Retail Holings, Inc. 8.000%, due 07/15/12	(30,288)	48,677	(78,965)
Deutsche Bank AG	09/20/13		965	1.000%	Masco Corp. 6.125%, due 10/03/16	9,114	19,507	(10,393)
Deutsche Bank AG	06/20/13		1,250	1.000%	Qwest Corp. 7.200%, due 11/10/26	(12,228)	11,819	(24,047)
Deutsche Bank AG	06/20/13		2,300	1.000%	Sealed Air Corp. 5.625%, due 07/15/13	(4,366)	18,515	(22,881)
Deutsche Bank AG	06/20/14		2,400	1.000%	R.R. Donnelly & Sons Co. 4.950%, due 04/01/14	63,972	111,480	(47,508)
Deutsche Bank AG	03/20/14		380	7.050%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/12	(64,461)	—	(64,461)
Goldman Sachs International	03/20/14		1,250	0.700%	Duke Energy Corp. 5.650%, due 06/15/13	(17,441)	—	(17,441)
Goldman Sachs International	03/20/14		2,000	5.300%	International Paper Co. 5.300%, due 04/01/15	(256,416)	—	(256,416)
JPMorgan Chase Bank	09/20/16		1,800	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 04/01/14	191,379	164,276	27,103
JPMorgan Chase Bank	06/20/14		1,450	5.000%	SLM Corp. 5.125%, due 08/27/12	(122,795)	159,974	(282,769)
JPMorgan Chase Bank	09/20/19		1,650	1.000%	Westvaco Corp. 7.950%, due 02/15/31	115,373	26,418	88,955

						$(318,591)	$617,420	$(936,011)

Counterparty	Termination Date	Notional Amount (000)#(2)		Fixed Date	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)
Credit default swaps on Credit Indices - Buy Protection(1):
Deutsche Bank AG	06/20/16		$13,500	1.000%	CDX.NA.IG.16.V1 zero coupon, due 06/20/16	$(42,539)	$(23,419)	$(19,120)
Morgan Stanley Capital Services, Inc.	06/20/16		17,250	5.000%	CDX.NA.HY.15.V1 zero coupon, due 06/20/16	(144,230)	(155,189)	10,959
Morgan Stanley Capital Services, Inc.	06/20/13	EUR	1,300	1.650%	Itraxx Euro zero coupon, due 06/20/13	(29,351)	(19,109)	(10,242)

						$(216,120)	$(197,717)	$(18,403)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below .

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolios securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities
Non-Residential Mortgage Backed Securities	$—	$39,252,087	$41,121,160
Residential Mortgage Backed Securities	—	46,746,537	—
Bank Loans	—	9,200,195	1,235,866
Collateralized Mortgage Obligations	—	4,978,904	—
Commercial Mortgage Backed Securities	—	142,409,320	—
Corporate Bonds	—	345,071,984	—
Foreign Agencies	—	22,547,812	—
Mortgage Backed Securities	—	95,699,242	—
Municipal Bonds	—	7,908,478	—
Sovereigns	—	14,805,847	306,283
U.S. Government Agency Security	—	1,023,912	—
U.S. Government Treasury Securities	—	78,806,654	—
Preferred Stock	595,540	—	—
Affiliated Mutual Funds	172,546,784	—	—
Other Financial Instruments*
Futures Contracts	2,488,785	—	—
Forward Foreign Currency Exchange Contracts	—	1,943,259	—
Interest Rate Swap Agreements	—	1,211,177	—
Inflation Swap Agreement	—	(128,713)	—
Credit Default Swap Agreements	—	(936,973)	(17,441)

Total	$175,631,109	$810,539,722	$42,645,868

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage Backed Securities	Bank Loans	Sovereigns	Credit Default Swap Agreements
Balance as of 10/31/10	$9,402,981	$1,040,000	$—	$—
Realized gain (loss)	—	—	—	— **
Change in unrealized appreciation (depreciation)***	698,024	24,353	(7,902)	(1,061)
Purchases	23,556,553	171,513	—	—
Sales	(5,308,952)	—	(33,744)	—
Accrued discount/premium	—	—	—	—
Transfers into Level 3	12,772,554	—	347,929	(16,380)
Transfers out of Level 3	—	—	—	—

Balance as of 07/31/11	$41,121,160	$1,235,866	$306,283	$ (17,441)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $6,635.
***	Of which, $713,414 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 13 Non-Residential Mortgage Backed Securities, 1 Sovereign and 1 Credit Default Swap Agreement transferred into Level 3 as a result of using a single broker quote.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor, in consultation with the Manager, to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor, in consultation with the Manager, to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2. The Core Funds are registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 19, 2011

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 19, 2011

* Print the name and title of each signing officer under his or her signature.